Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies

18. Contingencies

Various claims, lawsuits and administrative proceedings are pending or threatened against the Company or its subsidiaries, covering a wide range of matters that arise in the ordinary course of the Company's business activities with respect to commercial, patent, product liability, environmental and occupational safety and health law matters. In addition, the Company and its subsidiaries are conducting a number of environmental investigations and remedial actions at current and former locations of certain of the Company's subsidiaries. Along with other companies, certain subsidiaries of the Company have been named potentially responsible parties for certain waste management sites. Each of these matters is subject to various uncertainties, and some of these matters may be resolved unfavorably with respect to the Company or the relevant subsidiary. A reserve estimate for each environmental matter is established using standard engineering cost estimating techniques on an undiscounted basis. In the determination of such costs, consideration is given to the professional judgment of Company environmental engineers, in consultation with outside environmental specialists, when necessary. At multi-party sites, the reserve estimate also reflects the expected allocation of total project costs among the various potentially responsible parties.

As of December 31, 2012 and 2011, the Company had reserves for environmental matters of $67 million and $70 million, respectively. In addition, the Company has established a receivable from Northrop Grumman Corporation (“Northrop”) for a portion of this environmental liability as a result of indemnification provided for in the master purchase agreement between Northrop and an affiliate of Blackstone under which Northrop has agreed to indemnify the Company for 50% of any environmental liabilities associated with the operation or ownership of the Company's automotive business existing at or prior to the acquisition, subject to certain exceptions. The Company believes any liability, in excess of amounts accrued in our consolidated financial statements, that may result from the resolution of environmental matters for which sufficient information is available to support these cost estimates, will not have a material adverse effect on the Company's financial position, results of operations or cash flows. However, the Company cannot predict the effect on the Company's financial position, results of operations or cash expenditures for aspects of certain matters for which there is insufficient information. In addition, the Company cannot predict the effect of compliance with environmental laws and regulations with respect to unknown environmental matters on the Company's financial statements or the possible effect of compliance with environmental requirements imposed in the future.

The Company faces an inherent business risk of exposure to product liability, recall and warranty claims in the event that its products actually or allegedly fail to perform as expected or the use of its products results, or is alleged to result, in bodily injury and/or property damage. Accordingly, the Company could experience material warranty, recall or product liability losses in the future. For further information, including quantification of the Company's product warranty liability, see the description of “Warranties” in Note 2.

While certain of the Company's subsidiaries have been subject in recent years to asbestos-related claims, management believes that such claims will not have a material adverse effect on the Company's financial statements. In general, these claims seek damages for illnesses alleged to have resulted from exposure to asbestos used in certain components sold in the past by the Company's subsidiaries. Management believes that the majority of the claimants were vehicle mechanics. The vast majority of these claims name as defendants numerous manufacturers and suppliers of a variety of products allegedly containing asbestos. Management believes that, to the extent any of the products sold by the Company's subsidiaries and at issue in these cases contained asbestos, the asbestos was encapsulated. Based upon several years of experience with such claims, management believes that only a small proportion of the claimants has or will ever develop any asbestos-related illness.

Neither settlement costs in connection with asbestos claims nor annual legal fees to defend these claims have been material in the past. These claims are strongly disputed by the Company and it has been its policy to defend against them aggressively. Many of these cases have been dismissed without any payment whatsoever. Moreover, there is significant insurance coverage with solvent carriers with respect to these claims. However, while costs to defend and settle these claims in the past have not been material, there can be no assurances that this will remain so in the future.

Management believes that the ultimate resolution of the foregoing contingencies will not have a material effect on the Company's financial statements as a whole.

Antitrust Matters

Antitrust authorities, including those in the United States and Europe, are investigating possible violations of competition (antitrust) laws by automotive parts suppliers (referred to herein as the “Antitrust Investigations”). In connection with those investigations, in June 2011, European antitrust authorities visited certain of the Company's Occupant Safety Systems business unit locations in Germany to gather information. The Company also received a subpoena related to the Antitrust Investigations in the United States from the U.S. Department of Justice (“DOJ”). With respect to the U.S. investigation, one of the Company's German subsidiaries entered into a plea agreement with the DOJ. Under the terms of the agreement, the subsidiary pled guilty to one count of conspiracy in restraint of trade involving sales of Occupant Safety Systems products, and paid a fine of $5.1 million. This agreement was approved by the court, thereby concluding the DOJ's current investigation of the Company.

However, the Antitrust Investigation by the European Commission is ongoing. While the duration and outcome of the European Commission's investigation is uncertain, a determination that the Company has violated European competition (antitrust) laws could result in significant penalties which could have a material adverse effect on our financial condition, results of operations and cash flows, as well as our reputation. European competition law investigations often continue for several years and have resulted in the imposition of significant fines by the European Commission, in some cases, for violations at companies in other sectors. While the Company cannot estimate the ultimate financial impact resulting from the European investigation, it will continue to evaluate developments in this matter on a regular basis and will record an accrual as and when appropriate.

The Company's policy is to comply with all laws and regulations, including all antitrust and competition laws. The Company is cooperating fully with the competition authorities in the context of their ongoing investigations.

The Company has been named as a defendant in purported class action lawsuits filed on various dates from June 2012 through January 2013 in the United States District Court for the Eastern District of Michigan and the Superior Court of Justice in Ontario, Canada on behalf of vehicle purchasers, lessors and dealers alleging that the Company and certain of its competitors conspired to fix and raise prices for Occupant Safety Systems products in the U.S. The Company intends to defend these cases vigorously. Management believes that the ultimate resolution of these cases will not have a material adverse effect on the Company's consolidated financial statements as a whole.